Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 138,128,699	$ 116,684,862
Foreign currency | Currency Forward Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	652,431,194	533,067,085
Foreign currency | Currency Forward Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	590,737,106	416,301,506
Foreign currency | Currency Forward by Customers Purchases
Disclosure of detailed information about financial instruments [line items]
Notional Amount	84,103,301	50,021,964
Foreign currency | Forward Currency Customer Sales
Disclosure of detailed information about financial instruments [line items]
Notional Amount	54,639,485	244,301,445
Foreign currency | Put Options Taken
Disclosure of detailed information about financial instruments [line items]
Notional Amount	0	116,093,355
Government Securities | Currency Forward Purchases | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	23,566,922	0
Government Securities | Currency Forward Sales | Repurchase Transaction
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,205,775,644	392,985,152
Government Securities | Put Options Taken
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 2,464,070,256	$ 781,066,913